Sales revenue from contracts with customers - Additional information (Details) $ in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2020 COP ($)	Dec. 31, 2019 COP ($)	Dec. 31, 2018 COP ($)	Dec. 31, 2020 USD ($)	Dec. 31, 2020 COP ($)	Dec. 31, 2019 USD ($)
Disclosure of detailed information about sales revenue [Line Items]
Recognition of price differential	$ 142,723	$ 1,785,277	$ 3,835,533
Hedges with derivative instruments				$ 7,249		$ 5,200
Percentage of entitys revenue	100.00%	100.00%	100.00%
Crude Oil [Member]
Disclosure of detailed information about sales revenue [Line Items]
Hedges with derivative instruments					$ (587,591)
Fuel oil [Member]
Disclosure of detailed information about sales revenue [Line Items]
Hedges with derivative instruments					$ (76,382)
Terpel [Member]
Disclosure of detailed information about sales revenue [Line Items]
Percentage of entitys revenue	15.00%	16.00%	14.00%
Others [Member]
Disclosure of detailed information about sales revenue [Line Items]
Percentage of entitys revenue	10.00%